UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 August 27, 2013 to September 25, 2013

 Commission File Number of issuing entity: 333-179292-05

 Sequoia Mortgage Trust 2012-6
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-179292

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3891365
 38-3891366
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-2                                  _____    _____     __X___   ____________
  A-IO1                                _____    _____     __X___   ____________
  A-IO2                                _____    _____     __X___   ____________
  A-IO3                                _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  B-5                                  _____    _____     __X___   ____________
  LT-R                                 _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On September 25, 2013, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2012-6.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 As previously reported, as of the end of the prior reporting period one loan securitized by Sequoia Residential Funding, Inc. (the "depositor" or "registrant") and held by Sequoia Mortgage Trust 2012-6 (loan #0046339099 or the "Loan") was the subject of a demand to repurchase (the "Repurchase Demand") under the Flow Mortgage Loan Purchase and Sale Agreement dated November 30, 2012 (the "Purchase Agreement") between registrant's affiliate and Evergreen Moneysource Mortgage Company, dba Evergreen Home Loans ("Evergreen"). The following paragraph is an update regarding the status of the Loan and the Repurchase Demand.

 The mortgagors under the Loan have continued to make all payments due on the Loan in timely fashion and the Loan is current as of the end of this reporting period. During this reporting period, an affiliate of registrant, Sequoia Mortgage Funding Corporation, in its capacity as controlling holder of the Sequoia Mortgage Trust 2012-6, entered into a letter agreement with Evergreen regarding the Loan and the Repurchase Demand. In the letter agreement, Evergreen agreed that there have been breaches of certain representations and warranties in respect of the Loan and that in the event the mortgagors under the Loan become delinquent ninety (90) days or more in respect of any payment due on the Loan, Evergreen will repurchase the Loan at the repurchase price provided in the Purchase Agreement. As a result, the Repurchase Demand is reported herein as Conditionally Withdrawn.

 See the table below for disclosure required in connection with the Repurchase Demand.


 Sequoia Mortgage Trust 2012-6, CIK#0001561167,
 SEC File 333-179292-05

 Name of Issuing   Check if    Name of         Total Assets in ABS          Assets That Were              Assets That Were
 Entity            Registered  Originator      by Originator                Subject of Demand             Repurchased or Replaced
                                                                (% of                         % of                        (% of
                                                                principal                     principal                   principal
                                               #    $           balance)    #    $            balance)     #    $         balance)

 Sequoia Mortgage
 Trust 2012-6,
 CIK#0001561167,
 SEC File 333-                 Evergreen Home                                                                $
 179292-05         X           Loans           4    $2,506,198  0.83%       1    $485,803.92  0.178130%   0    -


 Assets Pending                                                                                                      Outstanding
 Repurchase or                                                                                                       Principal
 Replacement (within                                                                                                 Balance
 cure period)                 Demand in Dispute              Demand Withdrawn **          Demand Rejected            (09/25/2013)
                 (% of                          % of                          (% of                      % of
                 principal                      principal                     principal                  principal
 #    $          balance)     #    $            balance)     #    $           balance)    #    $         balance)




                                                                                               $
 0    $          -            0    $            -            1    $484,803.92 0.178130%   0              -           $272,162,289.21

 ** Conditionally Withdrawn (see disclosure above)


 RWT Holdings, Inc., an affiliate of the depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2012-6. The Securitizer filed its first Form ABS-15G on February 6, 2012 and its most recent filing on August 13, 2013. The CIK number of the Securitizer is 0001530239.

 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-6, relating to the September 25, 2013 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Chairman of the Board and Chief
 Executive Officer
 Date: October 4, 2013


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-6, relating to the September 25, 2013 distribution.